Financial instruments by category - Income, expense, gains and losses on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	$ 4,084	$ 6,390	$ 7,728
Interest expense	(58,282)	(56,468)	(47,266)
Foreign exchange gains/(losses)	(109,266)	(25,779)	$ (68,787)
Loss from derivative financial instruments	(8,228)	571
Finance cost related to lease liabilities	(12,532)	(9,524)
Financial liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	0
Foreign exchange gains/(losses)	0	0
Loss from derivative financial instruments	0	0
Finance cost related to lease liabilities	0	0
Financial asset / liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	4,084	6,390
Interest expense	(58,282)	(56,441)
Foreign exchange gains/(losses)	(109,266)	(19,807)
Loss from derivative financial instruments	0	(870)
Finance cost related to lease liabilities	(12,532)	(9,524)
Assets at fair value through profit or loss | Liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	0	(27)
Foreign exchange gains/(losses)	0	(5,972)
Loss from derivative financial instruments	(8,228)	1,441
Finance cost related to lease liabilities	$ 0	$ 0